INVESCO STOCK FUNDS, INC.
                        INVESCO SMALL COMPANY GROWTH FUND

          Supplement to Investor Class Prospectus dated August 31, 1999

Except as provided below, INVESCO Small Company Growth Fund is closed to new investors effective August 31, 2000. After August 31, 2000, the following may continue to make additional purchases and to reinvest dividends and capital gains in existing accounts:

           1)  Shareholders of INVESCO Small Company Growth Fund;
           2) Investment advisers that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner; and
           3) Wrap accounts or qualified retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner.

A former shareholder will no longer be considered to have an account in INVESCO Small Company Growth Fund if his/her account has been closed for more than 18 months. Thus, effective August 31, 2000, additional investments in the Fund by such former shareholders will not be accepted.

Investors who do not have an account in INVESCO Small Company Growth Fund on August 31, 2000 will not be allowed to purchase Fund shares except as set forth below:

           1) Shareholders who have an account in any INVESCO fund will be able to establish an account in INVESCO Small Company Growth Fund if the application to invest in the Fund is postmarked no later than August 31, 2000; and
           2) New accounts may be established as wrap accounts or by qualified retirement plans (and their successor plans) in which the Fund is established as an investment option prior to August 31, 2000.

Except as otherwise noted, these restrictions apply to investments made directly with INVESCO and investments made through financial intermediaries, such as brokers, banks or financial planners. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. INVESCO Small Company Growth Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

This Supplement supercedes the Supplement dated August 10, 2000.

The date of this Supplement is August 24, 2000.

                            INVESCO STOCK FUNDS, INC.

            Supplement to Class C Prospectus dated February 15, 2000

Except as provided below, INVESCO Small Company Growth Fund is closed to new investors effective August 31, 2000. After August 31, 2000, the following may continue to make additional purchases and to reinvest dividends and capital gains in existing accounts:

           1)  Shareholders of INVESCO Small Company Growth Fund;
           2) Investment advisers that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner; and
           3) Wrap accounts or qualified retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts at a financial intermediary, such as a broker, bank or financial planner.

A former shareholder will no longer be considered to have an account in INVESCO Small Company Growth Fund if his/her account has been closed for more than 18 months. Thus, effective August 31, 2000, additional investments in the Fund by such former shareholders will not be accepted.

Investors who do not have an account in INVESCO Small Company Growth Fund on August 31, 2000 will not be allowed to purchase Fund shares except as set forth below:

           1) Shareholders who have an account in any INVESCO fund will be able to establish an account in INVESCO Small Company Growth Fund if the application to invest in the Fund is postmarked no later than August 31, 2000; and
           2) New accounts may be established as wrap accounts or by qualified retirement plans (and their successor plans) in which the Fund is established as an investment option prior to August 31, 2000.

Except as otherwise noted, these restrictions apply to investments made directly with INVESCO and investments made through financial intermediaries, such as brokers, banks or financial planners. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. INVESCO Small Company Growth Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      BLUE CHIP  GROWTH FUND - CLASS C
      Management Fee                                    0.55%
      Distribution and Service (12b-1) Fees(1)          1.00%
      Other Expenses                                    0.27%
                                                        -----
      Total Annual Fund Operating Expenses              1.82%
                                                        =====

      DYNAMICS FUND - CLASS C
      Management Fee                                    0.52%
      Distribution and Service (12b-1) Fees(1)          1.00%
      Other Expenses(2)                                 0.30%
                                                        -----
      Total Annual Fund Operating Expenses(2)           1.82%
                                                        =====

      INVESCO ENDEAVOR FUND - CLASS C
      Management Fee                                    0.75%
      Distribution and Service (12b-1) Fees(1)          1.00%
      Other Expenses(2)                                 0.52%
                                                        -----
      Total Annual Fund Operating Expenses(2)           2.27%
                                                        =====

      GROWTH & INCOME FUND - CLASS C
      Management Fee                                    0.75%
      Distribution and Service (12b-1) Fees(1)          1.00%
      Other Expenses(2)                                 0.80%
                                                        -----
      Total Annual Fund Operating Expenses(2)           2.55%
                                                        =====

      SMALL COMPANY GROWTH FUND - CLASS C
      Management Fee                                    0.72%
      Distribution and Service (12b-1) Fees(1)          1.00%
      Other Expenses(2)                                 0.70%
                                                        -----
      Total Annual Fund Operating Expenses(2)           2.42%
                                                        =====

      VALUE EQUITY FUND - CLASS C
      Management Fee                                    0.75%
      Distribution and Service (12b-1) Fees(1)          1.00%
      Other Expenses(2)                                 0.43%
                                                        -----
      Total Annual Fund Operating Expenses(2)           2.18%
                                                        =====

      (1)Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based on each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
      (2)Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of the Funds will be absorbed by INVESCO in order to ensure that expenses for Dynamics Fund - Class C, INVESCO Endeavor Fund - Class C, Growth & Income Fund - Class C, Small Company Growth Fund - Class C and Value Equity Fund - Class C will not exceed 1.95%, 2.25%, 2.25%, 2.25% and 2.05%, respectively, of each Fund's average net assets attributable to Class C shares pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, INVESCO Endeavor Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.51% and 2.26%, respectively, of the Fund's average net assets; Growth & Income Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.52% and 2.27%, respectively, of the Fund's average net assets; Small Company Growth Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.54% and 2.26%, respectively, of the Fund's average net assets; and Value Equity Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.31% and 2.06%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:


      IF SHARES ARE REDEEMED                    1 year      3 years     5 years     10 years
      Blue Chip Growth Fund - Class C           $  285      $  573      $  985      $2,137
      Dynamics Fund - Class C                   $  285      $  573      $  985      $2,137
      INVESCO Endeavor Fund - Class C           $  330      $  709      $1,215      $2,605
      Growth & Income Fund - Class C            $  358      $  793      $1,355      $2,885
      Small Company Growth Fund - Class C       $  345      $  755      $1,291      $2,756
      Value Equity Fund - Class C               $  321      $  682      $1,169      $2,513


      IF SHARES ARE NOT REDEEMED                1 year      3 years     5 years     10 years
      Blue Chip Growth Fund - Class C           $  185      $  573      $  985      $2,137
      Dynamics Fund - Class C                   $  185      $  573      $  985      $2,137
      INVESCO Endeavor Fund - Class C           $  230      $  709      $1,215      $2,605
      Growth & Income Fund - Class C            $  258      $  793      $1,355      $2,885
      Small Company Growth Fund - Class C       $  245      $  755      $1,291      $2,756
      Value Equity Fund - Class C               $  221      $  682      $1,169      $2,513


The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first, fifth, seventh and eighth paragraphs in their entirety, and
(2) substitute the following in their place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

      FUND                              PORTFOLIO MANAGER(S)
      Blue Chip Growth                  Trent E. May
                                        Douglas J. McEldowney
      Dynamics                          Timothy J. Miller
                                        Thomas Wald
      INVESCO Endeavor                  Trent E. May
      Growth & Income                   Trent E. May
                                        Fritz Meyer
      Small Company Growth              Stacie Cowell
      Value Equity                      Michael E. Harhai
                                        Terrence Irrgang
      S&P 500 Index                     World Asset Management

      TRENT E. MAY, a senior vice president, is the lead portfolio manager of INVESCO Endeavor Fund and Blue Chip Growth Fund and the co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

      FRITZ MEYER, a vice president, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School - Dartmouth College and a B.A. with distinction in Economics from Dartmouth College.

      TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president, is the lead portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a chartered financial analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.


The section of the Prospectus entitled "How To Buy Shares - Contingent Deferred Sales Charge (CDSC)" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      You will not pay a CDSC:
        o if you redeem Class C shares you held for more than 13 months;
        o if you redeem shares acquired through reinvestment of dividends and distributions;
        o on increases in the net asset value of your  shares;
        o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
        o to pay account fees;
        o for IRA distributions due to death, disability or period distributions based on life expectancy;
        o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
        o for redemptions following the death of a shareholder or beneficial owner.

This Supplement supercedes the Supplements dated June 1, 2000, August 10, 2000 and August 15, 2000.

The date of this Supplement is August 24, 2000.